Accounts Payable and Accrued Liabilities (Tables)	6 Months Ended
Sep. 30, 2013
Accounts Payable and Accrued Liabilities
Schedule of accounts payable and accrued liabilities

	September 30, 2013 (thousands)	March 31, 2013 (thousands)
	(unaudited)
Drilling/permitting	$543	$382
Engineering	1,505	1,796
Private leaseholder obligations	—	1,500
Legal	664	720
Board of Directors’ fees	—	125
Off-take arrangement fee	50	1,588
Accrued interest	—	7,251
Compensation and other	1,866	1,245
Total accounts payable and accrued liabilities	$4,628	$14,607